Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [line Items]
Payable after notice	$ 219,416
Deposits	851,045	$ 797,259
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	295,809	259,027
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	19,027	17,841
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	23,696	22,032
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	95,595	82,871
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 160	$ 193